Note 14 - Short-term Borrowings	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Short-term Debt [Text Block]
14—
SHORT-TERM BORROWINGS

As of
December 31, 2019,
short-term borrowings consist mainly of
€3,185
thousand of factored account receivables and for which the Company is bearing the collection risk and
€328
thousand of short borrowing in Japan.

As of
December 31, 2018,
short-term borrowings consist mainly of
€3,683
thousand of factored account receivables and for which the Company is bearing the collection risk.